Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Oct. 31, 2021	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Line Items]
Cash and cash equivalents and short-term and long-terms deposits					$ 850	$ 16,652
Convertible note amount			$ 1,500
Convertible warrants (in Shares)			300,000
Termination exercise price (in Dollars per share)			$ 5
Fair value financial instruments					73	431
Warrants issued (in Shares)		4,347,827		555,555
Exercise price per share (in Dollars per share)				$ 9
Warrants exercise price per share (in Dollars per share)				$ 1.25
Financial instrument amount					$ 2,518
Top of range [Member]
Financial Instruments [Line Items]
Bear fixed interest, percentage					1.00%
Bottom of range [Member]
Financial Instruments [Line Items]
Bear fixed interest, percentage					5.40%
Credit risk [Member]
Financial Instruments [Line Items]
Cash and cash equivalents and short-term and long-terms deposits					$ 15,339	$ 31,682
Short term deposits guaranteed for leases and credit					139
Short term deposits					700
Convertible note amount					$ 625
Non-adjusting events after reporting period [Member]
Financial Instruments [Line Items]
Convertible note amount	$ 200